INCOME TAXES (Details 4) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014
Canada. | Capital losses
Loss carryforwards and tax credits
Amount of loss carryforward	1,207,000
Canada. | Non-capital losses
Loss carryforwards and tax credits
Amount of loss carryforward	422,000
United States | Net operating losses
Loss carryforwards and tax credits
Amount of loss carryforward	592,000
United States | Alternative minimum tax credits
Loss carryforwards and tax credits
Tax credit carryforward	113,000